Stockholders’ Equity (Details Narrative) (10Q) - USD ($)						1 Months Ended	3 Months Ended	5 Months Ended
	Feb. 16, 2017	Jan. 11, 2017	Jan. 10, 2017	Jul. 23, 2016	Jul. 23, 2016	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Common stock, shares authorized							100,000,000	100,000,000
Common stock, par value							$ 0.0001
Preferred stock, shares authorized							20,000,000	20,000,000
Preferred stock, par value							$ 0.0001	$ 0.0001
Issuance of common stock for service, value								$ (2,000)
Number of common shares redeemed							19,500,000
Common stock, shares outstanding							19,263,367	20,000,000
Common stock, shares issued							19,263,367	20,000,000
Discount on common stock							$ 500
Additional paid in capital							$ 29,488	312
Number of common stock issued							5,000,000
Proceeds from issuance of common stock							$ 29,275
Subscription receivable							(1,277)
Subscription deposits received in advance							$ 475
Common stock shares issuable							475,360
Preferred stock, shares issued							1,000
Preferred stock, shares outstanding							1,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized							20,000,000	20,000,000
Preferred stock, par value							$ 0.0001	$ 0.0001
Preferred stock voting rights description							right to vote 51% of the Company’s voting shares
Preferred stock, shares issued							1,000
Preferred stock, shares outstanding							1,000
Common Stock [Member]
Number of shares issued for services								20,000,000
Issuance of common stock for service, value								$ (2,000)
Two Directors and Officers [Member]
Common stock, par value				$ 0.0001	$ 0.0001
Number of shares issued for services				20,000,000	20,000,000
Issuance of common stock for service, value				$ 2,000	$ 2,000
Number of common shares redeemed			19,500,000
Common stock, shares outstanding			20,000,000
Common stock, shares issued		5,000,000
Discount on common stock		$ 500
Family Member of President [Member]
Number of common stock issued	1,000,000
Proceeds from issuance of common stock	$ 1,000
Officer and Director [Member]
Common stock, par value	$ 0.0001
Number of common stock issued	5,000,000	5,000,000
Proceeds from issuance of common stock	$ 5,000
Stock issued price per share						$ 0.04
Preferred stock, shares issued						400
Officer and Director [Member] | Series A Preferred Stock [Member]
Number of common stock issued						400
Stock issued price per share						$ 0.04
Officer and Director [Member] | Common Stock [Member]
Number of common stock issued	5,000,000
Proceeds from issuance of common stock	$ 500
Investors One [Member]
Number of common stock sold							12,486,700
Proceeds from sale of stock							$ 29,275
Stock issued price per share							$ 0.0023
Investors [Member]
Common stock, shares issued							1,276,667
Stock issued price per share							$ 0.001
Subscription receivable							$ 1,277
President [Member]
Stock issued price per share						$ 0.06
Preferred stock, shares issued						600
President [Member] | Series A Preferred Stock [Member]
Number of common stock issued						600
Stock issued price per share						$ 0.06